UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-01209

 NAME OF REGISTRANT:                     Bridges Investment Fund,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 1125 South 103rd Street,
                                         Suite 580
                                         Omaha, NE 68124

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Edson L. Bridges III
                                         1125 South 103rd Street,
                                         Suite 580
                                         Omaha, NE 68124

 REGISTRANT'S TELEPHONE NUMBER:          402-397-4700

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 01/03/2023


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Bridges Investment Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 CASEY'S GENERAL STORES, INC.                                                                Agenda Number:  935688450
--------------------------------------------------------------------------------------------------------------------------
        Security:  147528103
    Meeting Type:  Annual
    Meeting Date:  30-Aug-2022
          Ticker:  CASY
            ISIN:  US1475281036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director to serve until the                   Mgmt          For                            For
       next Annual Meeting: H. Lynn Horak

1b.    Election of Director to serve until the                   Mgmt          For                            For
       next Annual Meeting: Diane C. Bridgewater

1c.    Election of Director to serve until the                   Mgmt          For                            For
       next Annual Meeting: Sri Donthi

1d.    Election of Director to serve until the                   Mgmt          For                            For
       next Annual Meeting: Donald E. Frieson

1e.    Election of Director to serve until the                   Mgmt          For                            For
       next Annual Meeting: Cara K. Heiden

1f.    Election of Director to serve until the                   Mgmt          For                            For
       next Annual Meeting: David K. Lenhardt

1g.    Election of Director to serve until the                   Mgmt          For                            For
       next Annual Meeting: Darren M. Rebelez

1h.    Election of Director to serve until the                   Mgmt          For                            For
       next Annual Meeting: Larree M. Renda

1i.    Election of Director to serve until the                   Mgmt          For                            For
       next Annual Meeting: Judy A. Schmeling

1j.    Election of Director to serve until the                   Mgmt          For                            For
       next Annual Meeting: Gregory A. Trojan

1k.    Election of Director to serve until the                   Mgmt          For                            For
       next Annual Meeting: Allison M. Wing

2.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       the independent registered public
       accounting firm of the Company for the
       fiscal year ending April 30, 2023.

3.     To hold an advisory vote on our named                     Mgmt          For                            For
       executive officer compensation.




--------------------------------------------------------------------------------------------------------------------------
 MICROSOFT CORPORATION                                                                       Agenda Number:  935722567
--------------------------------------------------------------------------------------------------------------------------
        Security:  594918104
    Meeting Type:  Annual
    Meeting Date:  13-Dec-2022
          Ticker:  MSFT
            ISIN:  US5949181045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Reid G. Hoffman                     Mgmt          For                            For

1b.    Election of Director: Hugh F. Johnston                    Mgmt          For                            For

1c.    Election of Director: Teri L. List                        Mgmt          For                            For

1d.    Election of Director: Satya Nadella                       Mgmt          For                            For

1e.    Election of Director: Sandra E. Peterson                  Mgmt          For                            For

1f.    Election of Director: Penny S. Pritzker                   Mgmt          For                            For

1g.    Election of Director: Carlos A. Rodriguez                 Mgmt          For                            For

1h.    Election of Director: Charles W. Scharf                   Mgmt          For                            For

1i.    Election of Director: John W. Stanton                     Mgmt          For                            For

1j.    Election of Director: John W. Thompson                    Mgmt          For                            For

1k.    Election of Director: Emma N. Walmsley                    Mgmt          For                            For

1l.    Election of Director: Padmasree Warrior                   Mgmt          For                            For

2.     Advisory vote to approve named executive                  Mgmt          For                            For
       officer compensation

3.     Ratification of the Selection of Deloitte &               Mgmt          For                            For
       Touche LLP as our Independent Auditor for
       Fiscal Year 2023

4.     Shareholder Proposal - Cost/Benefit                       Shr           Against                        For
       Analysis of Diversity and Inclusion

5.     Shareholder Proposal - Report on Hiring of                Shr           Against                        For
       Persons with Arrest or Incarceration
       Records

6.     Shareholder Proposal - Report on Investment               Shr           Against                        For
       of Retirement Funds in Companies
       Contributing to Climate Change

7.     Shareholder Proposal - Report on Government               Shr           Against                        For
       Use of Microsoft Technology

8.     Shareholder Proposal - Report on                          Shr           Against                        For
       Development of Products for Military

9.     Shareholder Proposal - Report on Tax                      Shr           Against                        For
       Transparency




--------------------------------------------------------------------------------------------------------------------------
 PALO ALTO NETWORKS, INC.                                                                    Agenda Number:  935732140
--------------------------------------------------------------------------------------------------------------------------
        Security:  697435105
    Meeting Type:  Annual
    Meeting Date:  13-Dec-2022
          Ticker:  PANW
            ISIN:  US6974351057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Class II Director: Dr. Helene                 Mgmt          For                            For
       D. Gayle

1b.    Election of Class II Director: James J.                   Mgmt          For                            For
       Goetz

2.     To ratify the appointment of Ernst & Young                Mgmt          For                            For
       LLP as our independent registered public
       accounting firm for our fiscal year ending
       July 31, 2023.

3.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of our named executive
       officers.

4.     To approve an amendment to the 2021 Palo                  Mgmt          For                            For
       Alto Networks, Inc. Equity Incentive Plan.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Bridges Investment Fund, Inc.
By (Signature)       /s/ Edson L Bridges III
Name                 Edson L Bridges III
Title                President
Date                 08/22/2023